Note G - Deposits - Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	$ 116,666
2021	58,585
2022	22,833
2023	9,077
2024	1,978
Thereafter	619
Total	$ 209,758	$ 215,849